Long Term Debt (Tables)	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Schedule of Debt
Long term debt is comprised of the following borrowings :

Borrower	Commencement	Maturity	December 31, 2019	June 30, 2020
Maxdekatria	July 2018	January 2020	10,250	—
Pentakomo	July 2018	January 2020	10,250	—
Safe Bulkers	April 2019	June 2022	10,000	9,000
Maxtessera	November 2018	October 2022	24,000	23,000
Safe Bulkers	December 2019	December 2022	—	19,000
Shikokupente - Shikokuennia - Pemer - Petra	July 2019	January 2023	10,000	9,170
Maxeikosiexi	September 2015	March 2023	5,186	4,730
Marathassa	September 2015	March 2023	5,622	5,143
Marinouki	September 2015	March 2023	8,487	7,751
Kerasies	September 2015	March 2023	5,942	5,435
Soffive	September 2015	March 2023	9,193	8,382
Eptaprohi	September 2015	March 2023	43,294	39,544
Shikokupente	August 2018	August 2023	13,455	13,160
Shikokuennia	October 2018	October 2023	15,267	14,775
Petra	November 2018	November 2023	7,343	6,477
Pemer	November 2018	November 2023	7,343	6,477
Maxeikosiepta	December 2018	December 2023	4,500	4,250
Shikokuepta	February 2016	February 2024	18,783	17,967
Avstes	June 2019	May 2024	6,190	5,985
Safe Bulkers - Maxeikositria - Maxeikosi - Maxpente - Maxeikositessera - Maxenteka - Marindou	November 2018	August 2024	27,500	23,050
Maxeikositria	September 2017	August 2024	11,239	10,893
Maxeikosi	September 2017	August 2024	11,239	10,893
Maxpente	September 2017	August 2024	16,750	16,100
Maxeikositessera	September 2017	August 2024	11,700	11,310
Maxenteka	September 2017	August 2024	13,934	13,536
Safe Bulkers	November 2014	September 2024	86,504	82,631
Pelea - Vasstwo - Eniaprohi - Vassone	December 2018	December 2024	44,750	44,000
Maxdeka	November 2019	August 2025	21,020	20,055
Shikoku Friendship	November 2019	August 2025	22,111	21,096
Shikokutessera	November 2019	August 2025	21,459	20,486
Glovertwo	November 2019	August 2025	20,209	19,283
Maxeikosiena	September 2015	September 2025	19,292	18,754
Maxdekatria	January 2020	January 2026	—	15,500
Pentakomo	January 2020	January 2026	—	15,500
Youngtwo	January 2017	January 2027	22,207	21,770
Monagrouli	April 2020	April 2027	—	26,400
Shikokuokto	December 2019	December 2027	20,000	19,000
Gloversix	December 2019	December 2027	20,800	19,760
Total			605,819	630,263
Current portion of Long-term debt			65,473	63,867
Long-term debt			540,346	566,396

Total debt	605,819	630,263
Current portion of deferred financing costs	1,419	1,449
Deferred financing costs non-current	3,351	3,366
Total deferred financing costs	4,770	4,815
Total debt	605,819	630,263
Less: Total deferred financing costs	4,770	4,815
Total debt, net of deferred financing costs	601,049	625,448
Less: Current portion of long-term debt, net of current portion of deferred financing costs	64,054	62,418
Long-term debt, net of deferred financing costs, non-current	536,995	563,030

Schedule of Maturities of Long-term Debt	The estimated minimum annual principal payments required to be made after June 30, 2020, based on the loan and credit facility agreements as amended, are as follows:

To June 30,
2021	$63,867
2022	86,875
2023	133,674
2024	87,579
2025	144,573
2026 and thereafter	113,695
Total	$630,263